Loan From Related Party	6 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Loan From Related Party

NOTE 6 – LOAN FROM RELATED PARTY

Instacash Related Loans

As of September 30, 2014, the Company, through its Instacash subsidiary, had loans from related parties that included an unsecured comprise of a five-year loan agreement dated July 15, 2011 for $150,000 AUD loan from Hancore Pty Ltd. to Instacash and a $230,000 AUD loan dated September 30, 2014 from Warren Sheppard to Instacash. The Hancore loan was unsecured and had a 20 percent per annum interest rate.  The Sheppard note was unsecured and was interest free.  Both the Hancore and President notes were issued in Australian dollars and were converted into U.S. dollars for reporting purposes. The Company also had a $500,000 promissory note with Hancore Pty Ltd. resulting from the Company’s acquisition of Instacash on October 15, 2013.

As of February 28, 2015, the Company disposed of Instacash and the $500,000 promissory note by selling Instacash to Hancore Pty Ltd in exchange for cancelation of the $500,000 promissory note.  Pursuant to ASC 210-20 the Company settled the debt in a legally binding agreement thus allowing us to remove the $500,000 liability as described in the footnotes of the financial statements.  Since the $500,000 was eliminated in consolidation on the Company’s financials, extinguishment of the debt on the two individual company balance sheets did not result in a gain or loss on the consolidated statement level.  Furthermore, the loans to Instacash from Hancore and Warren Sheppard in the amounts of $150,000 AUD and $230,000respectively, were removed from the balance sheet as they were both Instacash obligations and the Company no longer consolidates with Instacash. The Company followed accounting guidance under ASC 350 and ASC 805 and ASC 820.

Remaining Related Party Loans

On March 31, 2014, the Company issued a 12.50% Convertible Promissory Note due March 31, 2015 with a principal amount of $157,500 (the "March 2014 Note") for cash. Interest on the March 2014 Note is accrued annually effective from March 31, 2014 forward. The March 2014 Note is unsecured. The note is convertible into common stock at a price of 50 percent of the average closing bid price, determined on the then current trading market for the ten business days prior to the conversion date.

The embedded conversion feature of the March 2014 Notes was recorded as derivative liabilities in accordance with relevant accounting guidance due to the variable conversion price of the March 2014 Notes.  The fair value on the grant date of the embedded conversion feature of the convertible debt was $305,039 as computed using the Black-Scholes option pricing model.

The Company established a debt discount of $157,500, representing the value of the embedded conversion feature inherent in the convertible debt, as limited to the face amount of the debt. The debt discount is being amortized over the life of the debt using the straight-line method over the terms of the debt, which approximates the effective-interest method. For the year ended September 30, 2014, the Company recorded amortization of the debt discount of $78,966. The balance of the debt discount was $78,534 at September 30, 2014.

On June 30, 2014, the Company issued a 12.50% Convertible Promissory Note due June 30, 2015 with a principal amount of $110,741 (the "June 2014 Note") for cash. Interest on the June 2014 Note is accrued annually effective from June 30, 2014 forward. The June 2014 Note is unsecured.  The note is convertible into common stock at a price of 50 percent of the average closing bid price, determined on the then current trading market for the ten business days prior to the conversion date.

The embedded conversion feature of the June 2014 Note was recorded as derivative liabilities in accordance with relevant accounting guidance due to the variable conversion price of the June 2014 Note.  The fair value on the grant date of the embedded conversion feature of the convertible debt was $213,207 as computed using the Black-Scholes option pricing model.

The Company established a debt discount of $110,741 representing the value of the embedded conversion feature inherent in the convertible debt, as limited to the face amount of the debt. The debt discount is being amortized over the life of the debt using the straight-line method over the terms of the debt, which approximates the effective-interest method. For the year ended September 30, 2014, the Company recorded amortization of the debt discount of $27,913. The balance of the debt discount was $82,828 at September 30, 2014.

On September 30, 2014, the Company issued a 12.50% Convertible Promissory Note due September 30, 2015 with a principal amount of $98,575 (the "September 2014 Note") for cash. Interest on the September 2014 Note is accrued annually effective from September 30, 2014 forward. The September 2014 Note is unsecured. The note is convertible into common stock at a price of 50 percent of the average closing bid price, determined on the then current trading market for the ten business days prior to the conversion date.

The embedded conversion feature of the September 2014 Notes was recorded as derivative liabilities in accordance with relevant accounting guidance due to the variable conversion price of the September 2014 Note.  The fair value on the grant date of the embedded conversion feature of the convertible debt was $181,771 as computed using the Black-Scholes option pricing model.

The Company established a debt discount of $98,575 representing the value of the embedded conversion feature inherent in the convertible debt, as limited to the face amount of the debt. The debt discount is being amortized over the life of the debt using the straight-line method over the terms of the debt, which approximates the effective-interest method. For the year ended September 30, 2014, the Company recorded amortization of the debt discount of $0. The balance of the debt discount was $98,575 at September 30, 2014.

As of September 30, 2014 and 2013, cumulative interest of $96,579 and $0 respectively, has been accrued on these notes.

Furthermore, from time to time, Warren Sheppard has provided zero interest loans to the Company (and to Instacash as described above).  These non-convertible, zero interest loans totaled $160,512 as of March 31, 2015 and $339,920 as of September 30, 2015.

Related party loans with CEO and Director of Kibush Capital Corporation as of September 30, 2014 and March 31, 2015 are as follows:

September 30, 2014
Note face amount
Debenture WS 31.03.14	$157,500
Debenture WS 30.06.14	$110,741
Debenture WS 30.09.14	$98,575
Debt Discount Debenture WS 3/31/14	(78,534)
Debt Discount Debenture WS 6/30/14	(82,828)
Debt Discount Debenture WS 9/30/14	(98,575)
WS Loans (incl. Instacash loans)	$339,920
Total	$446,799

March 31, 2015
Note face amount
Debenture WS 03.31.14	$157,500
Debenture WS 06.30.14	$110,741
Debenture WS 09.30.14	$98,575
WS Loan	$160,512
Total	$527,328